Events after the reporting date	6 Months Ended
Sep. 30, 2025
Events after the reporting date [Abstract]
Events after the reporting date	Events after the reporting date
Coincheck Parent entered into a Share Contribution and Transfer Agreement dated August 27, 2025 (the "SCTA") to acquire all of the issued and outstanding shares of Aplo SAS, a simplified joint stock company (société par actions simplifiée) under the laws of France, with its registered seat at 15, rue des Halles 75001 Paris, France, and with the Trade and Companies Registry of Paris under unique identification number 878 929 405 ("Aplo"). Aplo is a digital asset prime brokerage that serves institutional crypto investors, and is headquartered in Paris, France. The SCTA closed on October 14, 2025 (the "Closing Date"). Pursuant to the terms of the SCTA, on the Closing Date the shareholders of Aplo delivered to Coincheck Parent 100% of the issued and outstanding shares of Aplo, making Coincheck Parent the sole shareholder of Aplo, in exchange for 5,007,500 newly issued Ordinary Shares of Coincheck Parent (the "Share Consideration"). Pursuant to the SCTA, the number of Ordinary Shares constituting the Share Consideration was calculated by dividing (a) $24 million by (b) the average per-share closing price of the Ordinary Shares on Nasdaq over the 20 consecutive trading days that ended with the second trading day prior to the Closing Date. To complete its acquisition of 100% share ownership of Aplo, Coincheck Parent also paid approximately €148 thousand (the "Cash Consideration") to certain warrant holders of Aplo who, as part of closing, exercised their warrants in exchange for Aplo shares and transferred those Aplo shares to Coincheck Parent in exchange for the Cash Consideration. Under the SPCA, Aplo's selling shareholders also agreed to certain "lock-up" periods with respect to the Ordinary Shares they received. The initial accounting for this business combination is incomplete as of the issuance date of these condensed consolidated interim financial statements. This is primarily because Coincheck Parent has not completed the necessary valuations of the acquired assets and liabilities. The Company anticipates completing this analysis within the measurement period. One component of the Company’s mission that has been stated in its prior public disclosures is, through acquisitions, investments, or joint ventures or other strategic partnerships, to acquire and operate retail and institutional crypto businesses outside of Japan, such as in Europe and other regions. This acquisition has been a step in furtherance of that objective.